Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Income before taxes	R$ 5,959,529	R$ 6,008,234	R$ 6,394,535
Adjustment for:
Depreciation and amortization	12,038,331	11,227,498	10,919,792
Foreign exchange on loans and derivative financial instruments	(5,056)	(6,538)	(5,271)
Monetary variation from assets and liabilities	823,257	506,056	518,833
Gain from disposal of investments and fixed assets	(358,439)
Equity	(117,262)	(734)	(752)
Losses (gains) on write-off/sale of assets	(847,865)	(459,758)	(329,603)
Impairment losses - trade accounts receivable	1,436,288	1,740,358	1,682,348
Change in liability provisions	293,935	92,358	(116,717)
Write-off and reversals for impairment - inventories	38,441	6,508	(95,988)
Pension plans and other post-retirement benefits	70,148	88,487	56,012
Provisions for tax, civil, labor and regulatory contingencies	1,066,022	673,905	625,480
Interest expense	940,766	651,496	782,921
Other	(28,900)	(48,289)	(143,208)
Changes in assets and liabilities
Trade accounts receivable	(1,404,934)	(1,142,973)	(2,078,801)
Inventories	(45,166)	(61,783)	(15,843)
Taxes recoverable	(2,366,998)	1,687,393	87,550
Prepaid expenses	(393,333)	(146,425)	(188,641)
Other assets	41,987	(17,116)	70,265
Personnel, social charges and benefits	141,849	(17,755)	(13,303)
Trade accounts payable	1,046,087	287,273	286,513
Taxes, charges and contributions	1,715,965	38,526	1,872,920
Provisions for tax, civil, labor and regulatory contingencies	(1,111,086)	(927,057)	(1,727,178)
Other liabilities	90,217	38,334	(11,477)
Total adjustments	13,064,254	14,209,764	12,175,852
Cash generated from operations	19,023,783	20,217,998	18,570,387
Interest paid	(853,805)	(781,092)	(746,986)
Income and social contribution taxes paid	(97,378)	(95,156)	(102,205)
Net cash generated by operating activities	18,072,600	19,341,750	17,721,196
Cash flows from investing activities
Additions to PP&E, intangible assets and others	(9,295,484)	(8,289,264)	(8,838,641)
Proceeds from sale of PP&E	760,254	959,345	698,643
Cash paid for acquisition of companies, net of cash acquired			(70,844)
Cash received from sale of investments	244,139	116,411
Redemption net of judicial deposits	163,323	798,233	277,894
Cash and cash equivalents due to the acquisition (sale) of companies		(6,756)	5,760
Redemption of applications in guarantees		13,575
Net cash used in investing activities	(8,127,768)	(6,408,456)	(7,927,188)
Cash flows from financing activities
Payment of loans, financing, debentures and leases	(3,901,147)	(5,297,688)	(3,696,660)
Receipts - derivative financial instruments	47,661	84,400	192,124
Payments - derivative financial instruments	(52,623)	(69,214)	(100,581)
Dividend and interest on equity paid	(4,901,326)	(5,259,367)	(6,176,842)
Payment for acquisitions of shares for treasury	(495,995)	(22,721)
Capital subscriptions made by noncontrolling shareholders in subsidiaries	45,000
Net cash used in financing activities	(9,258,430)	(10,564,590)	(9,781,959)
Increase (decrease) in cash and cash equivalents	686,402	2,368,704	12,049
Cash and cash equivalents at beginning of the year	5,762,081	3,393,377	3,381,328
Cash and cash equivalents at end of the year	R$ 6,448,483	R$ 5,762,081	R$ 3,393,377